INCOME TAXES - Provision (Benefit) For Income Taxes (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current
Federal	$ 0	$ 0
State	4	1
International	0	2
Provision (benefit) for income taxes	$ 4	$ 3